Registration Nos.33-83100
                                                                   811-8716
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------

                                    FORM N-1A

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933          /x/

                           Pre-Effective Amendment No.         / /

                          Pre-Effective Amendment No. 3        /x/

                                     and/or

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940      /x/

                                Amendment No. 3                /x/
                        (Check appropriate box or boxes)
                              --------------------

                          THE EVERGREEN VARIABLE TRUST
               (Exact name of registrant as specified in charter)

                             2500 Westchester Avenue
                              Purchase, N.Y. 10577
                    (Address of Principal Executive Offices)

       (Registrant's Telephone Number, Including Area Code (914) 694-2020)

                             Joseph J. McBrien, Esq.
                        Evergreen Asset Management Corp.
                  2500 Westchester Avenue, Purchase, N.Y. 10577
                     (Name and address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) / / Immediately upon filing pursuant to paragraph (b) or / / on (date) pursuant to paragraph (b) or / / 60 days after filing pursuant to paragraph (a)(i) or / / on (date) pursuant to paragraph (a)(i) or / / 75 days after filing pursuant to paragraph (a)(ii) or / / on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
/ / This post-effective  amendment  designates a  new  effective  date  for  a previously filed post-effective amendment
/ / 60 days after filing pursuant to paragraph  (a)(i)
/ / on (date) pursuant to paragraph (a)(i)

Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's has not yet filed a Rule 24f-2 notice since it has not yet commenced operations.

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                              CROSS REFERENCE SHEET
                          (as required by Rule 481(a))

N-1A Item No.

Part A                                              Location in Prospectus
------                                              ----------------------

Item 1.   Cover Page                                Cover Page

Item 2.   Synopsis and Fee Table                    Overview of the Funds

Item 3.   Condensed Financial Information           Not Applicable

Item 4.   General Description of Registrant         Cover Page; Description of
                                                       the Funds; General
                                                       Information

Item 5.   Management of the Fund                    Management of the Funds;
                                                       General Information

Item 5A.  Management's Discussion                   Not Applicable

Item 6.   Capital Stock and Other Securities        Dividends, Distributions and
                                                      Taxes; General
                                                      Information

Item 7.   Purchase of Securities Being Offered      Purchase and Redemption of
                                                      Shares; Participating
                                                      Insurance Companies

Item 8.   Redemption or Repurchase                  Purchase and Redemption of
                                                      Shares; Participating
                                                      Insurance Companies

Item 9.   Pending Legal Proceedings                 Not Applicable

                                                    Location in Statement of
Part B                                              Additional Information
------                                              ------------------------

Item 10.  Cover Page                                Cover Page

Item 11.  Table of Contents                         Table of Contents

Item 12.  General Information and History           Not Applicable

Item 13.  Investment Objectives and Policies        Investment Objectives and
                                                      Policies;Investment
                                                      Restrictions

Item 14.  Management of the Fund                    Management

Item 15.  Control Persons and Principal             Management
           Holders of Securities

Item 16.  Investment Advisory and Other Services    Investment Adviser;
                                                    Additional Purchase and
                                                      Redemption Information

Item 17.  Brokerage Allocation                      Allocation of Brokerage

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Item 18.  Capital Stock and Other Securities        Additional Purchase and
                                                      Redemption Information

Item 19.  Purchase, Redemption and Pricing of       Additional Purchase and
          Securities Being Offered                    Redemption Information;
                                                      Net Asset Value

Item 20.  Tax Status                                Additional Tax Information

Item 21.  Underwriters                              Additional Purchase and
                                                      Redemption Information;

Item 22.  Calculation of Performance Data           Performance Information

Item 23.  Financial Statements                      Financial Statements

Part C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

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--------------------------------------------------------------
PROSPECTUS                                  February 8, 1996

Evergreen Variable Trust
--------------------------------------------------------

-------------------------

EVERGREEN VA FUND

EVERGREEN VA GROWTH AND INCOME FUND

EVERGREEN VA FOUNDATION FUND

     The Evergreen Variable Trust (the "Trust") is designed to provide investors with a selection of investment alternatives which seek to provide capital growth, income and diversification through its three investment series (the "Funds"). The Trust is an open-end management investment company. This Prospectus sets forth concise information about the Trust and the Funds that a prospective investor should know before investing. Shares of the Funds are only sold to (a) separate accounts funding variable annuity and variable life insurance contracts issued by life insurance companies; and (b) qualified pension and retirement plans. The address of the Trust is 2500 Westchester Avenue, Purchase, New York.

     A "Statement of Additional Information" for the Trust dated February 8, 1996 has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Trust at (xxx) xxx-xxxx. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this Prospectus carefully.

     The shares offered by this Prospectus are not deposits or obligations of any bank or any subsidiaries of a bank, are not endorsed or guaranteed by any bank, and are not insured or otherwise protected by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency and involve risk, including the possible loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  Keep This Prospectus for Future Reference

                                  TABLE OF CONTENTS



OVERVIEW OF THE FUNDS
FINANCIAL HIGHLIGHTS
DESCRIPTION OF THE FUNDS
         Investment Objectives And Policies
         Investment Practices and Restrictions
MANAGEMENT OF THE FUNDS
         Investment Adviser
         Sub-Adviser
SALE AND REDEMPTION OF SHARES
         Participating Insurance Companies
         Purchases
         Redemptions
         Dividends
         Tax Status
         Effect of Banking Laws
GENERAL INFORMATION
         Custodian, and Transfer and
            Dividend Paying Agent
         Expenses of the Trust
         Shareholder Rights
         Description of Shares
         Performance
         General

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                              OVERVIEW OF THE FUNDS

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     The  following  summary is qualified  in its entirety by the more  detailed information contained elsewhere in this Prospectus. See "Description of the Funds" and "Management of the Funds".


     The Investment Adviser to the Evergreen VA Fund, Evergreen VA Foundation Fund and Evergreen VA Growth and Income Fund is Evergreen Asset Management Corp. ("Evergreen Asset" or the "Adviser") which, with its predecessors, has served as investment adviser to the Evergreen group of mutual funds since 1971. Evergreen Asset is a wholly-owned subsidiary of First Union National Bank of North Carolina ("FUNB"), which in turn is a subsidiary of First Union Corporation, the sixth largest bank holding company in the United States. Lieber & Company, which is also a wholly-owned subsidiary of FUNB, furnishes Evergreen Asset with information, investment recommendations, advice and assistance to augment its investment advisory services.


     Evergreen VA Fund seeks to achieve capital appreciation by investing in the securities of little-known or relatively small companies, or companies undergoing changes which the Adviser believes will have favorable consequences. Income will not be a factor in the selection of portfolio investments.

     Evergreen VA Growth and Income Fund seeks to achieve a return composed of capital appreciation in the value of its shares and current income. The Fund will attempt to meet its objective by investing in the securities of companies which are undervalued in the marketplace relative to those companies' assets, breakup value, earnings, or potential earnings growth.

     Evergreen VA Foundation Fund seeks, in order of priority, reasonable income, conservation of capital and capital appreciation. The Fund invests principally in income-producing common and preferred stocks, securities convertible into or exchangeable for common stocks and fixed income securities.

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                              FINANCIAL HIGHLIGHTS

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     The Evergreen Variable Investment Trust commenced operations on February 8,
1996 and has not yet completed an accounting period for which per share data and ratios are calculated. Accordingly, no per share data and ratios are available for any of its three investment series.

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                            DESCRIPTION OF THE FUNDS

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND POLICIES


     Each Fund's investment objective is fundamental and cannot be changed without shareholder approval. In addition to the investment policies detailed below, each Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions". There can be no assurance that the Fund's investment objective will be achieved.


Evergreen VA Fund

     The Evergreen VA Fund seeks to achieve its investment objective of capital appreciation principally through investments in common stock and securities convertible into or exchangeable for common stock of companies which are little-known, relatively small or represent special situations which, in the Adviser's opinion, offer potential for capital appreciation. A "little-known" company means one whose business is limited to a regional market or whose securities are closely held with only a small proportion traded publicly. A "relatively small" company means one which has a small share of the market for its products or services in comparison with other companies in its field, or which provides goods or services for a limited market. A "special situation" company is one which offers potential for capital appreciation because of a recent or anticipated change in structure, management, products or services. In addition to the securities described above, the Evergreen VA Fund may invest in securities of relatively well-known and large companies with potential for capital appreciation. Investments may also be made to a limited degree in non-convertible debt securities and preferred stocks which offer an opportunity for capital appreciation. If in the Adviser's judgment a defensive position is appropriate, the Fund may take such a position and invest without limit in non-convertible investment grade debt securities, government securities or preferred stocks, or hold its assets in cash. Short-term investments may also be made if the Adviser believes that such action will benefit the Fund. See "Investment Practices and Restrictions" and "Special Risk Considerations", below.



Evergreen VA Growth and Income Fund

         The investment objective of the Evergreen VA Growth and Income Fund is to achieve a return composed of capital appreciation in the value of its shares and current income.

         The Fund seeks to achieve its investment objective by investing in the securities of companies which are undervalued in the marketplace relative to those companies' assets, breakup value, earnings or potential earnings growth. These companies are often found among those which have had a record of financial success but are currently in disfavor in the marketplace for reasons the Adviser perceives as temporary or erroneous. Such investments when successfully timed are expected to be the means for achieving the Fund's investment objective. This inherently contrarian approach may require greater reliance upon the Adviser's analytical and research capabilities than an investment in certain other equity funds. Consequently, an investment in the Fund may involve more risk than other equity funds.

         The Fund will use the "value timing" approach as a process for purchasing securities when events indicate that fundamental investment values are being ignored in the marketplace. Fundamental investment value is based on one or more of the following: assets -- tangible and intangible (examples of the latter include brand names or licenses), capitalization of earnings, cash flow or potential earnings growth. A discrepancy between market valuation and fundamental value often arises due to the presence of unrecognized assets or business opportunities, or as a result of incorrectly perceived or short-term negative factors. Changes in regulations, basic economic or monetary shifts and legal action (including the initiation of bankruptcy proceedings) are some of the factors that create these capital appreciation opportunities. If the securities in which the Fund invests never reach their perceived potential or the valuation of such securities in the marketplace does not in fact reflect significant undervaluation, there may be little or no appreciation or a depreciation in the value of such securities.

         The Fund will invest primarily in common stocks and securities convertible into or exchangeable for common stock. It is anticipated that the Fund's investments in these securities will contribute to the Fund's return primarily through capital appreciation. In addition, the Fund will invest in nonconvertible preferred stocks and debt securities. It is anticipated that the Fund's investments in these securities will also produce capital appreciation but the current income component of return will be a more significant factor in their selection. However, the Fund will invest in nonconvertible preferred stock and debt securities only if the anticipated capital appreciation plus income from such investments is equivalent to that anticipated from investments in equity or equity-related securities. The Fund may invest up to 5% of its total assets in debt securities which are rated below investment grade, commonly known as "junk bonds". Investments of this type are subject to greater risk of loss of principal and interest. The Fund may invest up to 25% of its assets in foreign securities (See "Special Risk Considerations"). Additional information regarding "junk bonds" is contained in the Statement of Additional Information. See "Investment Practices and Restrictions" and "Special Risk Considerations", below.

Evergreen VA Foundation Fund

         The investment objectives of the Evergreen VA Foundation Fund, in order of priority, are reasonable income, conservation of capital and capital appreciation. The Fund seeks to achieve these objectives by investing in a combination of common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, corporate and U.S. Government debt obligations, and short-term debt instruments, such as commercial paper. The Fund's common stock investments will include those which (at the time of purchase) pay dividends and in the view of the Adviser have potential for capital enhancement. The Fund may also invest up to 25% of its assets in foreign securities (See "Special Risk Considerations").


     The Fund may make investments in securities regardless of whether or not such securities are traded on a national securities exchange. Securities not traded on a national securities exchange are generally traded on a "net" basis with dealers acting as principals for their own accounts without stated commissions, although the price of the securities usually includes profits to the dealers. While the Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. Also the market for such securities may not be as liquid as those traded on a national securities exchange.

     While income will be a factor in the selection of equity securities, the Adviser will attempt to identify securities that offer potential for long term capital appreciation, but that do not exhibit any speculative characteristics. The Fund will not make equity investments with a view toward realizing short-term gains. The value of portfolio securities and their yields are expected to fluctuate over time because of varying general economic and market conditions. Accordingly, there can be no assurance that the Fund's investment objectives will be achieved.


     The Fund's asset allocation will vary from time to time in accordance with changing economic and market conditions, including: inflation rates, business cycle trends, business regulations and tax law impacts on the investment markets. The composition of its portfolio will be largely unrestricted and subject to the discretion of the Adviser. Under normal circumstances, the Fund anticipates that at least 25% of its net assets will consist of fixed income securities. The balance will be invested in equity securities (including securities convertible into equity securities).

     In selecting fixed income securities for the Fund's portfolio, emphasis will be placed on issues expected to fluctuate little in value other than as a result of changes in prevailing interest rates. The market value of the debt obligations in the Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. The Fund may at times emphasize the generation of interest income by investing in high-yielding debt securities, with short, medium or long-term maturities. While fixed income investments will generally be made for the purpose of generating interest income, investments in medium to long-term debt securities (i.e., those with maturities from five to ten years and those with maturities over ten years, respectively) may be made with a view to realizing capital appreciation when the Adviser believes changes in interest rates will lead to an increase in the value of such securities. The fixed income portion of the Fund's portfolio may include:

         1. Marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities, including issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the United States Government, and others are supported only by the credit of the agency or instrumentality. Agencies or instrumentalities whose securities are supported by the full faith and credit of the United States include, but are not limited to, the Federal Housing Administration Farmers Home Administration, Export-Import Bank of the United States, Small Business
Administration and Government National Mortgage Association. Agencies or instrumentalities whose securities are supported only by the credit of the agency or instrumentality include the Interamerican Development Bank and the International Bank for Reconstruction and Development. These obligations are supported by appropriated but unpaid commitments of their member countries. There are no assurances that the commitments will be fulfilled in the future.

         2. Corporate obligations rated no lower than A by by Moody's Investors Service, Inc. ("Moody's") or A-2 by Standard & Poor's Ratings Group ("S&P");.

         3. Obligations of banks or banking institutions having total assets of more than $2 billion which are members of the Federal Deposit Insurance Corporation.

         4. Commercial paper of high quality (rated no lower than A-2 by S&P or Prime-2 by Moody's or, if not rated, issued by companies which have an outstanding long-term debt issue rated AAA or AA by S&P or Aaa or Aa by Moody's).

         Certain obligations may be entitled to the benefit of standby letters of credit or similar commitments issued by banks and, in such instances, the Adviser will take into account the obligation of the bank in assessing the quality of such security. For a description of the ratings set forth above see the Statement of Additional Information. See "Investment Practices and Restrictions" and "Special Risk Considerations", below.

INVESTMENT PRACTICES AND RESTRICTIONS


     The Funds may invest without limitation in cash and cash equivalents and short-term corporate debt securities for defensive purposes, and may also write covered call options, lend portfolio securities, invest in repurchase agreements, enter into transactions on a "when issued" or delayed settlement basis, and invest in the securities of other investment companies, all in the manner described below.


Defensive Investments. The Funds may invest without limitation in high quality money market instruments, such as notes, certificates of deposit or bankers' acceptances, or U.S. Government securities if, in the opinion of the Adviser, market conditions warrant a temporary defensive investment strategy.


Portfolio Turnover and Brokerage. It is anticipated that the annual portfolio turnover rate for EVERGREEN VA FUND and EVERGREEN VA GROWTH & INCOME FUND may exceed 100%. A portfolio turnover rate of 100% would occur if all of a Fund's portfolio securities were replaced in one year. The annual turnover rate for the fixed income portion of the EVERGREEN VA FOUNDATION FUND generally will not exceed 200%. A 200% turnover rate is greater than that of most other investment companies. The portfolio turnover rate experienced by a Fund directly affects brokerage commissions and other transaction costs which the Fund bears directly. A high rate of portfolio turnover will increase such costs. It is contemplated that Lieber & Company, an affiliate of Evergreen Asset and a member of the New York and American Stock Exchanges, will to the extent practicable effect substantially all of the portfolio transactions for the Funds effected on those exchanges. See the Statement of Additional Information for further information regarding the brokerage allocation practices of the Funds.


Borrowing. As a matter of fundamental policy, the Funds may not borrow money except from banks as a temporary measure for extraordinary or emergency purposes. The proceeds from borrowings may be used to facilitate redemption requests which might otherwise require the untimely disposition of portfolio securities. The specific limits and other terms applicable to borrowing by each Fund are set forth in the Statement of Additional Information.

Lending of Portfolio Securities. In order to generate income and to offset expenses, the Funds may lend portfolio securities to brokers, dealers and other financial institutions. The Adviser will monitor the creditworthiness of such borrowers. Loans of securities by the Funds, if and when made, may not exceed 30% of the value of a Fund's total assets and must be collateralized by cash or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the securities loaned, including accrued interest. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby increasing its return. Any gain or loss in the market price of the loaned securities which occurs during the term of the loan would affect a Fund and its investors. A Fund has the right to call a loan and obtain the securities loaned at any time on notice of not more than five business days. A Fund may pay reasonable fees in connection with such loans.

Illiquid Securities. The Funds may invest up to 15% of their net assets in illiquid securities and other securities which are not readily marketable, including repurchase agreements with maturities longer than seven days. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, which have been determined to be liquid, will not be considered by the Adviser to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 15% limit. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Fund's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A will be monitored by the each Adviser, on an ongoing basis, subject to the oversight of the Trustees. In the event that such a security is deemed to be no longer liquid, a Fund's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Fund having more than 15% of its assets invested in illiquid or not readily marketable securities.

Repurchase Agreements. Repurchase agreements may be entered into with member banks of the Federal Reserve System, including a Fund's custodian or primary dealers in U.S. Government securities. A repurchase agreement is an arrangement pursuant to which a buyer purchases a security and simultaneously agrees to resell it to the vendor at a price that results in an agreed-upon market rate of return which is effective for the period of time (which is normally one to seven days, but may be longer) the buyer's money is invested in the security. The arrangement results in a fixed rate of return that is not subject to market fluctuations during the holding period. A Fund requires continued maintenance of collateral with its Custodian in an amount at least equal to the repurchase price (including accrued interest). In the event a vendor defaults on its repurchase obligation, a Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes the subject of bankruptcy proceedings, a Fund might be delayed in selling the collateral. The Adviser will review and continually monitor the creditworthiness of each institution with which a Fund enters into a repurchase agreement to evaluate these risks.

When-Issued Securities. In the event securities are purchased on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield), a Fund generally would not pay for such securities or start earning interest on them until they are received. However, when a Fund purchases securities on a when-issued basis, it assumes the risks of ownership at the time of purchase, not at the time of receipt. Failure of the issuer to deliver a security purchased on a when-issued basis may result in the Fund's incurring a loss or missing an opportunity to make an alternative investment. Commitments to purchase when-issued securities will not exceed 25% of a Fund's total assets. A Fund will maintain cash or liquid high grade debt obligations in a segregated account with its Custodian in an amount equal to such commitments. No Fund will purchase when-issued securities for speculative purposes, but only in furtherance of its investment objectives.

Securities of Other Investment Companies. Each Fund may invest in the securities of other open-end investment companies that have investment objectives and policies similar to its own or which are, in the opinion of the Adviser, suitable short-term investment vehicles. The Adviser will waive its investment advisory fee on assets invested by a Fund in securities of other open-end investment companies. Any investment by a Fund in the securities of other investment companies will be subject to the limitations on such investments contained in the Investment Company Act of 1940.

Fixed Income Investments. Investments by the Funds in fixed income securities are subject to a number of risks. For example, changes in economic conditions could result in the weakening of the capacity of the issuers of such securities to make principal and interest payments, particularly in the case of issuers of non-investment grade fixed income securities. In addition, the market value of fixed-income securities in a Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. In the event there is a downgrading in the rating of a fixed income security held in a Fund's portfolio, the Fund may continue to hold the security if such action is deemed to be in the best interests of the Fund and its shareholders.

Hedging Techniques

Writing Options. Each Fund may write covered call options on certain portfolio securities in an attempt to earn income and realize a higher return on their portfolios. A call option gives the purchaser of the option the right to buy a security from the writer at the exercise price at any time during the option period. A call option may not be written if, afterwards, securities comprising more than 5% of the market value of a Fund's equity securities would be subject to call options. A Fund realizes income from the premium paid to it in exchange for writing the call option. Once it has written a call option on a portfolio security and until the expiration of such option, a Fund forgoes the opportunity to profit from increases in the market price of such security in excess of the exercise price of the call option. Should the price of the security on which a call has been written decline, a Fund retains the risk of loss, which would be offset to the extent the Fund has received premium income. A Fund will only write "covered" call options traded on recognized securities exchanges. An option will be deemed covered when a Fund either owns the security (or securities convertible into such security) on which the option has been written in an amount sufficient to satisfy the obligations arising under the option; or
(ii) the Fund's custodian maintains cash or high-grade liquid debt securities belonging to the Fund in an amount not less that the amount needed to satisfy the Fund's obligations with respect to options written on securities it does not own. A "closing purchase transaction" may be entered into with respect to a call option written by a Fund for the purpose of closing its position.

Other Investment Restrictions. Each Fund has adopted additional investment restrictions that are set forth in the Statement of Additional Information. Unless otherwise noted, the restrictions and policies set forth above are not fundamental and may be changed without shareholder approval.

Special Risk Considerations

Investment in Small Companies. Evergreen VA Fund, Evergreen VA Growth and Income Fund and Evergreen VA Foundation Fund may invest from time to time, in securities of little-known, relatively small and special situation companies. Investments in such companies may tend to be speculative and volatile. A lack of management depth in such companies could increase the risks associated with the loss of key personnel. Also, the material and financial resources of such companies may be limited, with the consequence that funds or external financing necessary for growth may be unavailable. Such companies may also be involved in the development or marketing of new products or services for which there are no established markets. If projected markets do not materialize or only regional markets develop, such companies may be adversely affected or be subject to the consequences of local events. Moreover, such companies may be insignificant factors in their industries and may become subject to intense competition from larger companies. Securities of small and special situation companies in which the Funds may invest will frequently be traded only in the over-the-counter market or on regional stock exchanges and will often be closely held. Securities of this type may have limited liquidity and be subject to wide price fluctuations. As a result of the risk factors described above, the net asset value of each Fund's shares can be expected to vary significantly.


Investment in Foreign Securities. The Funds may invest in foreign securities. Investments in foreign securities require consideration of certain factors not normally associated with investments in securities of U.S. issuers. For example, a change in the value of any foreign currency relative to the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Accordingly, a change in the value of any foreign currency relative to the U.S. dollar will result in a corresponding change in the U.S. dollar value of the assets of the Fund denominated or traded in that currency. If the value of a particular foreign currency falls relative to the U.S. dollar, the U.S. dollar value of the assets of a Fund denominated in such currency will also fall. The performance of a Fund will be measured in U.S. dollars.


     Securities markets of foreign countries generally are not subject to the same degree of regulation as the U.S. markets and may be more volatile and less liquid. Lack of liquidity may affect a Fund's ability to purchase or sell large blocks of securities and thus obtain the best price. The lack of uniform accounting standards and practices among countries impairs the validity of direct comparisons of valuation measures (such as price/earnings ratios) for securities in different countries.

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                            MANAGEMENT OF THE FUNDS

-------------------------------------------------------------------------------

INVESTMENT ADVISER


     The management of each Fund is supervised by the Trustees of Evergreen Variable Trust. Evergreen Asset has been retained by the Trust to serve as investment adviser to Evergreen VA Fund, Evergreen VA Growth and Income Fund, and Evergreen VA Foundation Fund. Evergreen Asset succeeded on June 30, 1994 to the advisory business of a corporation with the same name, but under different ownership, which was organized in 1971. Evergreen Asset, with its predecessors, has served as investment adviser to the Evergreen mutual funds since 1971. Evergreen Asset is a wholly-owned subsidiary of First Union National Bank of North Carolina ("FUNB"). The address of Evergreen Asset is 2500 Westchester Avenue, Purchase, New York 10577. FUNB is a subsidiary of First Union Corporation ("First Union"), the sixth largest bank holding company in the United States. Stephen A. Lieber and Nola Maddox Falcone serve as the chief investment officers of Evergreen Asset and, along with Theodore J. Israel, Jr., were the owners of Evergreen Asset's predecessor and the former general partners of Lieber & Company, which, as described below, provides certain subadvisory services to Evergreen Asset in connection with its duties as investment adviser to the Funds.

     First Union is headquartered in Charlotte, North Carolina, and had $94.6 billion in consolidated assets as of December 31, 1996. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. The Capital Management Group of FUNB ("CMG") manages or otherwise oversees the investment of over $36 billion in assets belonging to a wide range of clients, including all the series of Evergreen Investment Trust (formerly known as First Union Funds) and certain of the other Evergreen mutual funds. First Union Brokerage Services, Inc., a wholly-owned subsidiary of FUNB, is a registered broker-dealer that is principally engaged in providing retail brokerage services consistent with its federal banking authorizations. First Union Capital Markets Corp., a wholly-owned subsidiary of First Union, is a registered broker-dealer principally engaged in providing, consistent with its federal banking
authorizations,   private  placement,   securities  dealing,   and  underwriting
services.

     Evergreen  Asset  manages  each  Fund's   investments,   provides   various
administrative services, and supervises each Fund's daily business affairs, subject to the authority of the Trustees. Evergreen Asset, as investment adviser to Evergreen VA Fund and Evergreen VA Growth and Income Fund and is entitled to receive from such Funds an annual fee equal to .95 of 1% of average daily net assets thereof. As compensation for its services as investment adviser to Evergreen VA Foundation Fund, Evergreen Asset is entitled to receive an annual fee equal to .825 of 1% of average daily net assets of such Fund. These fees are higher than the rates paid by most other investment companies.


     Evergreen Asset also serves as administrator to each Fund and is entitled to receive a fee based on the average daily net assets of the Fund at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .050% of the first $7 billion; .035% on the next $3 billion; .030% on the next $5 billion; .020% on the next $10 billion; .015% on the next $5 billion; and .010% on assets in excess of $30 billion. Furman Selz LLC, an affiliate of Evergreen Funds Distributor, Inc., distributor for the Evergreen group of mutual funds, serves as sub-administrator to the Funds and is entitled to receive a fee from each Fund calculated on the average daily net assets of the Fund at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .0100% of the first $7 billion; .0075% on the next $3 billion; .0050% on the next $15 billion; and .0040% on assets in excess of $25 billion. The total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset serve as investment adviser as of December 31, 1995 were approximately $10.4 billion.


     The portfolio manager for Evergreen VA Fund and Evergreen VA Foundation Fund is Stephen A. Lieber, who is Chairman and Co-Chief Executive Officer of Evergreen Asset and has been associated with Evergreen Asset and its predecessor since 1969. Mr. Lieber has served as the portfolio manager of Evergreen Foundation Fund since its inception in January, 1990 and as the portfolio manager of Evergreen Fund since its inception in 1970. The portfolio manager for Evergreen VA Growth and Income Fund is Edmund H. Nicklin, Jr. C.F.A. Mr. Nicklin has been associated with Evergreen Asset as the manager of Evergreen Growth and Income Fund since the Fund's inception in October, 1986.


SUB-ADVISER

     Evergreen Asset has entered into sub-advisory agreements with Lieber & Company with respect to Evergreen VA Fund, Evergreen VA Growth and Income Fund and Evergreen VA Foundation Fund which provide that Lieber & Company's research department and staff will furnish Evergreen Asset with information, investment recommendations, advice and assistance, and will be generally available for consultation on each such Fund's portfolio. Lieber & Company will be reimbursed by Evergreen Asset in connection with the rendering of services on the basis of the direct and indirect costs of performing such services. There is no additional charge to the Funds for the services provided by Lieber & Company. It is contemplated that Lieber & Company will, to the extent practicable, effect substantially all of the portfolio transactions for these Funds on the New York and American Stock Exchanges. The address of Lieber & Company is 2500 Westchester Avenue, Purchase, New York 10577. Lieber & Company is an indirect, wholly-owned, subsidiary of First Union.

-------------------------------------------------------------------------------

                         SALE AND REDEMPTION OF SHARES

-------------------------------------------------------------------------------

PARTICIPATING INSURANCE COMPANIES


     The Funds were organized to serve as investment vehicles for (a) separate accounts funding variable annuity("VA") and variable life insurance ("VLI") contracts issued by certain life insurance companies ("Participating Insurance Companies"); and (b) qualified pension and retirement plans. The Trust does not currently forsee any disadvantages to the holders of VA and VLI contracts arising from the fact that the interests of holders of VA and VLI contracts may differ due to the difference of tax treatment and other consideations. Nevertheless, the Trustees will establish procedures for the purpose of identifying any irreconcilable material conflicts that may arise and to determine what action, if any, would be taken in response thereto. The VA and VLI contracts are described in the separate Prospectuses issued by the Participating Insurance Companies. The Trust assumes no responsibility for such Prospectuses.


PURCHASES

Shares of the Trust are sold at net asset value to the separate accounts of Participating Insurance Companies and to qualified pension and retirement plans. All investments in the Trust are credited to the shareholder's account in the form of full or fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates. Initial and subsequent purchase payments allocated to a specific Fund are subject to the limits described in the separate Prospectuses issued by the Participating Insurance Companies or in pension and retirement plan documents.


How the Funds Value Their Shares. The net asset value of shares of a Fund is calculated by dividing the value of the amount of the Fund's net assets by the number of outstanding shares. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The securities in a Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees believe would accurately reflect fair value. Non-dollar denominated securities will be valued as of the close of the Exchange at the closing price of such securities in their principal trading market.


REDEMPTION


     The separate accounts of Participating Insurance Companies redeems shares to make benefit or surrender payments under the terms of the VA or VLI contract and qualified pension and retirement plans may redeem shares pursuant to the provisions of the plan documents. Redemptions are processed on any day on which the Trust is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust or it's agent. The net asset value per share of each Fund is determined once daily, as of 4:00 PM. on each business day the Exchange is open and on such other days as the Trustees determine and on any other day during which there is a sufficient degree of trading in the Fund's portfolio securities that the net asset value of the Fund is materially affected by changes in the value of portfolio securities.


     The Trust may suspend the right of redemption only under the following unusual circumstances: (1) when the Exchange is closed (other than weekends and holidays) or trading is restricted; (2) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (3) during any period when the Securities and Exchange Com-mission has by order permitted a suspension of redemption for the protection of shareholders.




DIVIDENDS


Dividends. All dividends payable by a Fund are distributed at least annually to the separate accounts of Participating Insurance Companies and will be automatically reinvested in additional shares of such Fund. Dividends and other distributions made by the Funds to such separate account are taxable, if at all, to the Participating Insurance Companies; they are not currently taxable to the VA or VLI owners.


TAX STATUS

Each Fund is treated as a separate entity for Federal income tax purposes and is not combined with the Trust's other Funds. It is the intention of each Fund to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and meet all other requirements necessary for it to be relieved of Federal taxes on that part of its net investment income and net capital gains distributed to its shareholders. Each Fund intends to distribute all of its net investment income and net capital gains to its shareholders.

     For a discussion of the tax consequences of VA or VLI contracts, refer to the prospectus of the VLI or VA offered by the Participating Insurance Company. VA or VLI contracts purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends, and capital appreciation without current federal income tax liability for the owner, Depending on the VA or VLI contract, distributions from the contract may be subject to ordinary income tax and, in addition, on distributions before age 59-1/2, a 10% penalty tax. Only the portion of a distribution attributable to income on the investment in the contract is subject to Federal income tax. Investors should consult with competent tax advisers for a more complete discussion of possible tax consequences in a particular situation.

     Section 817(h) of the Code provides that investments of a separate account underlying a VA or VLI contract (or the investments of a mutual fund, the shares of which are owned by the VA or VLI separate account) must be "adequately diversified" in order for the VA or VLI contract to be treated as an annuity for tax purposes. The Treasury Department has issued regulations prescribing these diversification requirements. Each Fund intends to comply with these requirements. If a separate account underlying a VA or VLI contract were not adequately diversified, the owner of such VA or VLI contract would be immediately subject to tax on the earnings allocable to the contract. Additional information about the tax status of the Funds is provided in the Statement of Additional Information.

EFFECT OF BANKING LAWS

         The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of their customer. Evergreen Asset, since it is a subsidiary of FUNB is subject to and in compliance with the aforementioned laws and regulations.

         Changes to applicable laws and regulations or future judicial or administrative decisions could result in Evergreen Asset being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of a Fund by its customers. If Evergreen Asset were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.

-------------------------------------------------------------------------------

                               GENERAL INFORMATION

-------------------------------------------------------------------------------

CUSTODIAN, AND TRANSFER AND DIVIDEND PAYING AGENT

         State Street Bank and Trust Company (the "Custodian") acts as Custodian of the assets ot the Trust. Boston Financial Data Services, Inc. ("BFDS"), acts as the transfer agent and dividend disbursing agent for the Trust and in doing so performs certain bookkeeping, data processing and administrative services for the Trust and each Fund.

EXPENSES OF THE TRUST

     Each Fund bears all expenses of its operations other than those incurred by Evergreen Asset under its respective Advisory Agreement and Administration Agreement with the Trust. In particular, the Funds pay investment advisory fees, administrative fees, custodian fees and expenses, legal, accounting and auditing fees, brokerage fees, interest and taxes, registration fees and expenses, expenses of the transfer and dividend disbursing agent, the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, Evergreen Asset or any of its affiliates, expenses of printing and mailing reports and notices and proxy material to beneficial shareholders of the Trust, and any extraordinary expenses. Expenses incurred jointly by the Funds are allocated among the Funds in a manner determined by the Trustees to be fair and equitable.

     The organizational expenses of each of the Funds have been capitalized and will be amortized during the first five years of the Funds' operations. Such amortization will reduce the amount of income available for payment as dividends.


SHAREHOLDER RIGHTS


     Pursuant to current interpretations of the Investment Company Act of 1940, as amended (`"1940 Act"), each Participating Insurance Company will solicit voting instructions from VA or VLI contract owners with respect to any matters that are presented to a vote of shareholders. On any matter submitted to a vote of shareholders, all the shares of the Trust then issued and outstanding and entitled to vote shall be voted in the aggregate and not by Fund except for matters concerning only a specific Fund. Certain matters approved by a vote of shareholders of one Fund of the Trust may not be binding on a Fund whose shareholders have not approved such matters. The holder of each share of the Trust shall be entitled to one vote for each full share and a fractional vote for each fractional share. Shares of one Fund may not bear the same economic relationship to the Trust as shares of another Fund.

     The Trust is not required to hold annual meetings of shareholders and does not plan to do so. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Trust's Declaration of Trust. The Declaration of Trust provides that shareholders can remove Trustees by a vote of two-thirds of the vote of the outstanding shares and the Declaration sets out the procedures to be followed. The Trustees will be a self-perpetuating body until fewer than 50% of the Trustees, then serving as Trustees, are Trustees who were elected by shareholders. At that time a meeting of shareholders will be called to elect additional Trustees.

     The Declaration of Trust may be amended by a vote of a majority of the Trustees; provided, if any such amendment materially adversely affects the rights of any shares of any series or any class with respect to matters to which such amendment is applicable, such amendment shall be subject to approval by holders of a majority of the outstanding voting securities, as that term is defined in the Investment Company Act of 1940, of such series or class. Shares have no pre-emptive or conversion rights and are fully paid and nonassessable. When a majority is required, it means the lesser of 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or more than 50% of the outstanding shares.

DESCRIPTION OF SHARES

     The Declaration of Trust permits the Trustees to establish and designate series or classes in addition to the Funds. Each share of any series or class represents an equal proportionate share in the net assets of that series or class with each other share of that series or class. The Trustees may divide or combine the shares of any series or class into a greater or lesser number of shares of that series or class without thereby changing the proportionate interests in the assets of that series or class. Upon liquidation of a particular series or class, the shareholders of that series or class shall be entitled to share pro rata in the net assets of such series or class available for distribution to shareholders inquiries

         Any inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the cover page of this Prospectus.
All inquiries regarding the VA or VLI contracts should be directed to the Participating Insurance Company, as indicated in the VA or VLI prospectus accompanying this Prospectus.

PERFORMANCE

     From time to time, the Trust may advertise the "average annual or cumulative total return" of the Funds and may compare the performance of the Funds with that of other mutual funds with similar investment objectives as listed in rankings prepared by Lipper Analytical Services, Inc., or similar independent services monitoring mutual fund performance, and with appropriate securities or other relevant indices. The "average annual total return" of a Fund refers to the average annual compounded rate of return over the stated period that would equate an initial investment in that Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges. Figures will be given for the recent one, five and ten year periods and for the life of the Fund if it has not been in existence for any such periods. When considering "average annual total return" figures for periods longer than one year. it is important to note that a Fund's annual total return for any given year might have been greater or less than its average for the entire period. "Cumulative total return" represents the total change in value of an investment in a Fund for a specified period (again reflecting changes in Fund share prices and assuming reinvestment of Fund distributions).

         The performance of each Fund will vary from time to time in response to fluctuations in market conditions, interest rates, the composition of the Fund's investments and expenses. Consequently, a Fund's performance figures are historical and should not be considered representative of the performance of the Fund for any future period.

         Evergreen Asset is the investment adviser of the Funds and to Evergreen Fund, Evergreen Foundation Fund and Evergreen Growth and Income Fund. Each of the Evergreen Fund, Evergreen Foundation Fund and Evergreen Growth and Income Fund is substantially similar to the Trust's Evergreen VA Fund, Evergreen VA Foundation Fund and Evergreen VA Growth and Income Fund, respectively, in that each has the same investment objective and each is managed using substantially the same investment strategies and techniques. See "Investment Objectives and Policies."

     As of the date of this Prospectus, the Funds had not commenced operations. Set forth below is certain performance information regarding the Evergreen Fund, Evergreen Foundation Fund and Evergreen Growth and Income Fund which has been obtained from Evergreen Asset and is set forth in the current prospectuses and statements of additional information of the Evergreen Fund, Evergreen Foundation Fund and Evergreen Growth and Income Fund. Investors should not rely on the following financial information as an indication of the future performance of the Funds.

         Average Annual Total Return of Comparable Funds

         The average annual compounded total return for Class Y shares offered by Evergreen Fund, Evergreen Foundation Fund and Evergreen Growth and Income Fund for the most recently completed one, five and ten year fiscal periods is set forth in the table below.

Evergreen Fund


                           1 Year          5 Years           10 Years
                           Ended           Ended             Ended
                           9/30/95         9/30/95           9/30/95

Class Y                    26.79%           18.71%            12.75%

Evergreen Growth           1 Year           5 Years           10/15/86
and Income Fund            Ended            Ended             (inception)
                           12/31/95         12/31/95          to 12/31/95

Class Y                     32.94%          17.25%            13.37%

Evergreen                  1 Year           5 Years           From 1/2/90
Foundation Fund            Ended            Ended             (inception)
                           12/31/95         12/31/95          to 12/31/95 (1)

Class Y                    29.69%           19.41%            17.17%

-----------------------
(1) Reflects waiver of advisory fees and reimbursement of other expenses. Without such waivers and reimbursements, the average annual total return during this period would have been lower.


         The calculations of total return assume the reinvestment of all dividends and capital gains distributions on the reinvestment dates during the period and the deduction of all recurring expenses that were charged to shareholders' accounts. The above tables do not reflect charges and deductions which are, or may be, imposed under the VA or VLI contracts.

GENERAL


Independent Accountants. KPMG Peat Marwick LLP, One Mellon Bank Center, Pittsburgh, Pennsylvania 15219, serves as the independent public accountants of the Trust.


Counsel. Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036, acts as counsel for the Trust.

Liability Under Massachusetts Law. Under Massachusetts law, Trustees and shareholders of a business trust may, in certain circumstances, be held personally liable for its obligations. The Declarations of Trust under which the Funds operate provide that no Trustee or shareholder will be personally liable for the obligations of the Trust and that every written contract made by the Trust contain a provision to that effect. If any Trustee or shareholder were required to pay any liability of the Trust, that person would be entitled to reimbursement from the general assets of the Trust.

Additional Information. This Prospectus and the Statement of Additional Information, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statements filed by the Trust with the Commission under the Securities Act. Copies of the Registration Statements may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.

INVESTMENT ADVISER
Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

CUSTODIAN & TRANSFER AGENT
State Street Bank & Trust Company, Box 9021, Boston, Massachusetts 02205-9827

LEGAL COUNSEL
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP, One Mellon Bank Center, Pittsburgh, Pennsylvania 15219



*******************************************************************************

                       STATEMENT OF ADDITIONAL INFORMATION

                                  February 8, 1996

                           EVERGREEN VARIABLE TRUST

                2500 Westchester Avenue, Purchase, New York 10577
                                  800-807-2940

Evergreen VA Fund ("Evergreen")
Evergreen VA Growth and Income Fund ("Growth and Income")
Evergreen VA Foundation Fund ("Foundation")

     This Statement of Additional Information pertains to the Funds listed above. It is not a prospectus and should be read in conjunction with the Prospectus dated February 8, 1996 for the Fund in which you are making or contemplating an investment. The Funds are offered to (a) separate accounts funding variable annuity and variable life insurance contracts issued by life insurance companies ("Participating Insurance Companies"); and (b) qualified pension and retirement plans. Copies of the Prospectus may be obtained without charge by calling the number listed above.

                                 TABLE OF CONTENTS


                                                                         Page
Investment Objectives and Policies................................
Investment Restrictions...........................................
Certain Risk Considerations.......................................
Management........................................................
Investment Adviser................................................
Allocation of Brokerage...........................................
Additional Tax Information........................................
Net Asset Value...................................................
Additional Sale and Redemption Information....................
Glass-Steagall Act................................................
General Information...............................................
Performance Information...........................................
Financial Statements..............................................



                       INVESTMENT OBJECTIVES AND POLICIES

           (See also "Description of the Funds - Investment Objectives and Policies" in the Funds' Prospectus)

     The investment objective of each Fund and a description of the securities in which each Fund may invest is set forth under "Description of the Funds - "Investment Objectives and Policies" in the Prospectus. The investment objectives of Evergreen, Growth and Income and Foundation are fundamental and cannot be changed without the approval of shareholders. The following expands upon the discussion in the Prospectus regarding certain investments of each Fund.

U.S. Government Securities

     The types of U.S. government securities in which the Funds may invest generally include direct obligations of the U.S. Treasury such as U. S. Treasury bills, notes and bonds and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

    (i)    the full faith and credit of the U.S. Treasury;
    (ii)   the issuer's right to borrow from the U.S. Treasury;
    (iii) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
    (iv)   the credit of the agency or instrumentality issuing the obligations.

Examples of agencies and instrumentalities that may not always receive financial support from the U.S. government are:

   (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

   (ii)   Farmers Home Administration;

   (iii)  Federal Home Loan Banks;

   (iv)   Federal Home Loan Mortgage Corporation;

   (v)    Federal National Mortgage Association;

   (vi)   Government National Mortgage Association; and

   (vii)   Student Loan Marketing Association

Restricted and Illiquid Securities

     Each Fund may invest in restricted and illiquid securities. The ability of the Board of Trustees ("Trustees") to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for sale under the Rule. The Funds which invest in Rule 144A securities believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities (eligible for resale under the Rule) for determination by the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

     (i)    the frequency of trades and quotes for the security;

     (ii) the number of dealers willing to purchase or sell the security and the number of other potential buyers;

     (iii)  dealer undertakings to make a market in the security; and

     (iv)   the nature of the security and the nature of the marketplace trades.

     Restricted securities would generally be acquired either from institutional investors who originally acquired the securities in private placements or directly from the issuers of the securities in private placements. Restricted securities and securities that are not readily marketable may sell at a discount from the price they would bring if freely marketable.


Lending of Portfolio Securities

     Each Fund may lend its portfolio securities to generate income and to offset expenses. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Reverse Repurchase Agreements

     The Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

     The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

     When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

OPTIONS


Each Fund may write covered call options to a limited extent on their portfolio securities ("covered options") in an attempt to earn additional income. The Fund will write only covered call option contracts and will receive premium income from the writing of such contracts. Each Fund may purchase call options to close out a previously written call option. In order to do so, the Fund will make a "closing purchase transaction" -- the purchase of a call option on the same security with the same exercise price and expiration date as the call option which it has previously written. A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. If an option is exercised, a Fund realizes a long-term or short-term gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.


Junk Bonds

Consistent with its strategy of investing in "undervalued" securities, Growth and Income may invest in lower medium and low-quality bonds also known as "junk bonds" and may also purchase bonds in default if, in the opinion of the Adviser, there is significant potential for capital appreciation. Growth and Income, however, will not invest more than 5% of its total assets in debt securities which are rated below investment grade. These bonds are regarded as speculative with respect to the issuer's continuing ability to meet principal and interest payments. High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. A projection of an economic downturn, or higher interest rates, for example, could cause a decline in high yield bond prices because such events could lessen the ability of highly leveraged companies to make principal and interest payments on their debt securities. In addition, the secondary trading market for high yield bonds may be less liquid than the market for higher grade bonds, which can adversely affect the ability to dispose of such securities.

Variable and Floating Rate Securities

Foundation may invest no more than 5% of its total assets, at the time of the investment in question, in variable and floating rate securities. The terms of variable and floating rate instruments provide for the interest rate to be adjusted according to a formula on certain predetermined dates. Variable and floating rate instruments that are repayable on demand at a future date are deemed to have a maturity equal to the time remaining until the principal will be received on the assumption that the demand feature is exercised on the earliest possible date. For the purposes of evaluating the interest-rate sensitivity of the Fund, variable and floating rate instruments are deemed to have a maturity equal to the period remaining until the next interest-rate readjustment. For the purposes of evaluating the credit risks of variable and floating rate instruments, these instruments are deemed to have a maturity equal to the time remaining until the earliest date the Fund is entitled to demand repayment of principal.

                               INVESTMENT RESTRICTIONS


 .........Except  as noted,  the  investment  restrictions  set  forth  below are fundamental and may not be changed with respect to each Fund without the affirmative vote of a majority of the outstanding voting securities of the Fund. Where an asterisk (*) appears, the relevant policy is non-fundamental with respect to that Fund and may be changed by the Fund's investment adviser without shareholder approval, subject to review and approval by the Trustees. As used in this Statement of Additional Information and in the Prospectus, "a majority of the outstanding voting securities of the Fund" means the lesser of (1) the holders of more than 50% of the outstanding shares of beneficial interest of the Fund or (2) 67% of the shares present if more than 50% of the shares are present at a meeting in person or by proxy.

1.........No  Fund may invest more than 5% of its total  assets,  at the time of the investment in question, in the securities of any one issuer other than the U.S. government and its agencies or instrumentalities, except that up to 25% of the value of a Fund's total assets may be invested without regard to such 5% limitation.

2.........No Fund may purchase more than 10% of the voting securities of any one issuer other than the U.S. government and its agencies or instrumentalities.

3.........No Fund may invest in companies for the purpose of exercising  control or management.

4.........No Fund* may purchase securities on margin,  except that each Fund may obtain such short-term credits as may be necessary for the clearance of transactions. A deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

5.........No  Fund* may invest  more than 15% of its total  assets (10% of total assets in the case of Growth and Income) in securities of unseasoned issuers that have been in continuous operation for less than three years, including operating periods of their predecessors.

6.........No Fund* will underwrite any issue of securities except as they may be deemed an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with their investment objectives, policies and limitations.

7.........No  Fund* may  purchase,  sell or invest in  interests  in oil, gas or other mineral exploration or development programs.

8.........No  Fund may invest 25% or more of its total assets in the  securities of issuers conducting their principal business activities in any one industry; provided, that this limitation shall not apply (i) with respect to each Fund, to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, or municipal securities. For purposes of this restriction, utility companies, gas, electric, water and telephone companies will be considered separate industries.

9.........No Fund* may invest more than 5% of its net assets in warrants, and of this amount, no more than 2% of each Fund's net assets may be invested in warrants that are listed on neither the New York nor the American Stock Exchanges.

10.........No  Fund* may purchase or retain the  securities of any issuer if (i)
one or more officers or Trustees of a Fund or its investment adviser individually owns or would own, directly or beneficially, more than 1/2 of 1% of the securities of such issuer, and (ii) in the aggregate, such persons own or would own, directly or beneficially, more than 5% of such securities.

11.........No  Fund* may make short sales of securities  unless,  at the time of each such sale and thereafter while a short position exists, each Fund owns an equal amount of securities of the same issue or owns securities which, without payment by the Fund of any consideration, are convertible into, or are exchangeable for, an equal amount of securities of the same issue.

12..............No  Fund may lend its portfolio securities,  unless the borrower is a broker, dealer or financial institution that pledges and maintains collateral with the Fund consisting of cash or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the current market value of the loaned securities, including accrued interest, provided that the aggregate amount of such loans shall not exceed 30% of the Fund's total assets.

13.........No  Fund* may purchase,  sell or invest in  commodities  or commodity contracts.

14.............No Fund* may purchase, sell or invest in real estate or interests in real estate, except that (i) each Fund may purchase, sell or invest in marketable securities of companies holding real estate or interests in real estate, including real estate investment trusts.

15.........No  Fund may borrow  money,  issue  senior  securities  or enter into reverse repurchase agreements, except for temporary or emergency purposes, and not for leveraging, and then in amounts not in excess of 10% of the value of each Fund's total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of each Fund's total assets at the time of such borrowing, including reverse repurchase agreements, exceed 5% of the value of its total assets. No Fund will enter into reverse repurchase agreements exceeding 5% of the value of its total assets.

16.........No Fund* may participate on a joint or joint and several basis in any trading account in any securities. (The "bunching of orders for the purchase or sale of portfolio securities with its investment adviser or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction).

17.........No  Fund*  may  write,  purchase  or  sell  put or call  options,  or combinations thereof, except that each Fund is authorized to write covered call options on portfolio securities and to purchase call options in closing purchase transactions, provided that (i) such options are listed on a national securities exchange, (ii) the aggregate market value of the underlying securities does not exceed 25% of the Fund's net assets, taken at current market value on the date of any such writing, and (iii) the Fund retains the underlying securities for so long as call options written against them make the shares subject to transfer upon the exercise of any options.

19.........Each  Fund* will purchase securities of investment  companies only in open-market transactions involving customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and therefore any investment by a Fund in shares of another investment company would be subject to such duplicate expenses.

20.........No  Fund*  may  invest  more than 15% of its net  assets in  illiquid securities and other securities which are not readily marketable, including repurchase agreements which have a maturity of longer than seven days, but excluding securities eligible for resale under Rule 144A of the Securities Act of 1933, as amended, which the Trustees have determined to be liquid.

                           CERTAIN RISK CONSIDERATIONS

     There can be no assurance that a Fund will achieve its investment objective and an investment in the Fund involves certain risks which are described under "Description of the Funds - Investment Objectives and Policies" and "Investment Practices and Restrictions" in the Prospectus.

                                   MANAGEMENT


Trustees & Officers

     Overall responsibility for management of the Trust rests with the Trustees. who are elected by the Shareholders of the Trust. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

     The current Trustees and officers of the Trust, their ages, addresses, and principal occupations during the past five years are set forth below.

                             Position(s) Held        Principal Occupation
Name and Address             With the Trust          During Past 5 Years


Mark B. Koogler               Trustee and President  Associate General
One Nationwide Plaza                                 Counsel, Office of
Columbus, Ohio 43216                                 General Counsel of
                                                     the Nationwide Insurance
                                                     Enterprise, since February
                                                     1994. Formerly served in
                                                     various capacities as an
                                                     attorney in the Office of
                                                     General Counsel of the
                                                     Nationwide Insurance
                                                     Enterprise.

Steven R. Savini'             Trustee                Counsel, Office of General
One Nationwide Plaza                                 Counsel, Nationwide Insur-
Columbus, Ohio 43216                                 ance Enterprise since June,
                                                     1994. Formerly served as
                                                     Compliance Specialist for
                                                     Nationwide Life Insurance
                                                     Company.

David E. Simaitis            Trustee and Secretary   Counsel, Office
One Nationwide Plaza                                 of General Counsel
Columbus, Ohio 43216                                 of the Nationwide
                                                     Insurance Enterprise,
                                                     since January, 1994.
                                                     Formerly served in
                                                     various  capacities
                                                     as an attorney in
                                                     the Office of General
                                                     Counsel of the
                                                     Nationwide Insurance
                                                     Enterprise.

James P Laird, Jr.           Vice President          Treasurer of Nationwide One
Nationwide Plaza             and Treasurer           Financial Services, Inc.
Columbus, Ohio 43216                                 the Administrator of First
                                                     Union Investment Trust
                                                     since November, 1987.

  [THE FOLLOWING TRUSTEES AND OFFICERS WILL BE ELECTED PRIOR TO EFFECTIVENESS]




James S. Howell (70), 4124 Crossgate Road, Charlotte, NC-Chairman and Trustee. Retired Vice President of Lance Inc. (food manufacturing); Chairman of the Distribution Comm. Foundation for the Carolinas from 1989 to 1993.


Russell A. Salton, III, M.D. (47), Primary Physician Care, 1515 Mockingbird Lane, Charlotte, NC-Trustee. President, Primary Physician Care since 1990.

Michael S. Scofield (52), 212 S. Tryon Street Suite 980, Charlotte, NC-Trustee. Attorney, Law Offices of Michael S. Scofield since prior to 1989.

John J. Pileggi (35), 237 Park Avenue, Suite 910, New York, NY-President and Treasurer. Senior Managing Director, Furman Selz Incorporated since 1992, Managing Director from 1984 to 1992.

Joan V. Fiore (39), 237 Park Avenue, Suite 910, New York, NY-Secretary. Managing Director and Counsel, Furman Selz Incorporated since 1991; Staff Attorney, Securities and Exchange Commission from 1986 to 1991.


--------


     * Mr. Bam and Mr.Pettit may each be deemed to be an "interested person" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). The officers of the Trust are all officers and/or employees of Furman Selz LLC. The Trustees and officers listed above hold the same positions with a total of twelve registered investment companies offering a total of thirty-four investment funds within the Evergreen mutual fund complex. The officers of the Trust receive no direct compensation from the Trust for performing their duties. Furman Selz LLC act as the distributor for shares of the Evergreen mutual funds that are offered to the general public.


     The Funds do not pay any direct remuneration to any officer or Trustee who is an "affiliated person" of either First Union National Bank of North Carolina or Evergreen Asset Management Corp. or their affiliates. See "Investment Adviser." Currently, none of the Trustees is an "affiliated person" as defined in the 1940 Act. The Trust pays each Trustee who is not an "affiliated person" an annual retainer of $XXXXXX and a fee of $XXXX per meeting attended, plus expenses.

                               INVESTMENT ADVISER
          (See also "Management of the Funds" in the Funds' Prospectus)

     The investment adviser to the Funds is Evergreen Asset Management Corp., a New York corporation, with offices at 2500 Westchester Avenue, Purchase, New York or ("Evergreen Asset" or the "Adviser."). Evergreen Asset is owned by First Union National Bank of North Carolina ("FUNB") which, in turn, is a subsidiary of First Union Corporation ("First Union"), a bank holding company headquartered in Charlotte, North Carolina. The Directors of Evergreen Asset are Richard K. Wagoner and Barbara I. Colvin. The executive officers of Evergreen Asset are Stephen A. Lieber, Chairman and Co-Chief Executive Officer, Nola Maddox Falcone, President and Co-Chief Executive Officer, Theodore J. Israel, Jr., Executive Vice President, Joseph J. McBrien, Senior Vice President and General Counsel, and George R. Gaspari, Senior Vice President and Chief Financial Officer.

     On June 30, 1994, Evergreen Asset and Lieber and Company ("Lieber") were acquired by First Union through certain of its subsidiaries. Evergreen Asset was acquired by FUNB, a wholly-owned subsidiary (except for directors' qualifying shares) of First Union, by merger into EAMC Corporation ("EAMC") a wholly-owned subsidiary of FUNB. EAMC then assumed the name "Evergreen Asset Management Corp." and succeeded to the business of Evergreen Asset. At that time, EAMC also entered into a new sub-advisory agreement with Lieber pursuant to which Lieber provides certain services to Evergreen Asset in connection with its duties as investment adviser. The partnership interests in Lieber, a New York general partnership, were acquired by Lieber I Corp. and Lieber II Corp., which are both wholly-owned subsidiaries of FUNB. The business of Lieber is being continued.

     Under its Investment Advisory Agreement with the Trust, the Adviser has agreed to furnish each Fund with reports, statistical and research services and recommendations with respect to each Fund's portfolio of investments. Each Fund pays the cost of all of its other expenses and liabilities, including expenses and liabilities incurred in connection with maintaining their registration under the Securities Act of 1933, as amended, and the 1940 Act, printing prospectuses (for existing shareholders) as they are updated, state qualifications, share certificates, mailings, brokerage, custodian and stock transfer charges, printing, legal and auditing expenses, expenses of shareholder meetings and reports to shareholders. Notwithstanding the foregoing, the Adviser will pay the costs of printing and distributing prospectuses used for prospective shareholders unless such costs are paid by Participating Insurance Companies.

     The method of computing the investment advisory fee for each Fund is described in the Fund's Prospectus.


     The Investment Advisory Agreement is terminable with respect to a Fund, without the payment of any penalty, on sixty days' written notice, by a vote of the holders of a majority of the Fund's outstanding shares, or by a vote of a majority of the Trust's Trustees or by the Adviser. The Investment Advisory Agreement will automatically terminate in the event of its assignment. The Investment Advisory Agreement provides in substance that the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or of reckless disregard of its obligations thereunder. The Investment Advisory Agreement was approved by the sole shareholder of each Fund by written consent on February 8, 1996 and was also approved by the Trustees, including a majority of the "disinterested Trustees, on that date. The Investment Advisory Agreement became effective on February 8, 1996 and will continue in effect until June 30, 1997, and thereafter from year to year provided that their continuance is approved annually by a vote of a majority of the Trustees of the Trust including a majority of those Trustees who are not parties thereto or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting duly called for the purpose of voting on such approval or a majority of the outstanding voting shares of each Fund.

     The Sub-Advisory Agreement was approved by the sole shareholder of each Fund by written consent on February 8, 1996 and was also approved by the Trustees, including a majority of the "disinterested Trustees, on that date. The Sub-Advisory Agreement became effective on February 8, 1996 and will continue in effect until June 30, 1997, and thereafter from year to year provided that their continuance is approved annually by a vote of a majority of the Trustees of the Trust including a majority of those Trustees who are not parties thereto or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting duly called for the purpose of voting on such approval or a majority of the outstanding voting shares of each Fund.


     Certain other clients of the Adviser may have investment objectives and policies similar to those of the Funds. The Adviser (including the sub-adviser) may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with a Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Funds. When two or more of the clients of the Adviser (including one or more of the Funds) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

         Although the investment objectives of the Funds are not the same, and their investment decisions are made independently of each other, they rely upon the same resources for investment advice and recommendations. Therefore, on occasion, when a particular security meets the different investment objectives of the various Funds, they may simultaneously purchase or sell the same security. This could have a detrimental effect on the price and quantity of the security available to each Fund. If simultaneous transactions occur, the Adviser attempts to allocate the securities, both as to price and quantity, in accordance with a method deemed equitable to each Fund and consistent with their different investment objectives. In some cases, simultaneous purchases or sales could have a beneficial effect, in that the ability of one Fund to participate in volume transactions may produce better executions for that Fund.

     Each Fund has adopted procedures under Rule 17a-7 of the 1940 Act to permit purchase and sales transactions to be effected between each Fund and the other registered investment companies for which either Evergreen Asset or FUNB acts as investment adviser or between the Fund and any advisory clients of Evergreen Asset, FUNB or Lieber. Each Fund may from time to time engage in such transactions but only in accordance with these procedures and if they are equitable to each participant and consistent with each participant's investment objectives.

     Evergreen Asset will provide administrative services to each of the Funds for a fee based on the average daily net assets of each fund administered by Evergreen Asset for which Evergreen Asset or FUNB also serves as investment adviser, calculated daily and payable monthly at the following annual rates:
 .050% on the first $7 billion; .035% on the next $3 billion; .030% on the next $5 billion; .020% on the next $10 billion; .015% on the next $5 billion; and
 .010% on assets in excess of $30 billion. Furman Selz LLC, serves as sub-administrator to the Funds and is entitled to receive a fee from each Fund calculated on the average daily net assets of each Fund at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which FUNB or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .0100% of the first $7 billion; .0075% on the next $3 billion; .0050% on the next $15 billion; and .0040% on assets in excess of $25 billion. The total assets of mutual funds administered by Evergreen Asset for which Evergreen Asset or FUNB served as investment adviser as of December 31, 1995 were approximately $10.4 billion.

                              ALLOCATION OF BROKERAGE

     Decisions regarding each Fund's portfolio are made by the Adviser, subject to the supervision and control of the Trustees. Orders for the purchase and sale of securities and other investments are placed by employees of the Adviser, all of whom are associated with Lieber. In general, the same individuals perform the same functions for the other funds managed by the Adviser. A Fund will not effect any brokerage transactions with any broker or dealer affiliated directly or indirectly with the Adviser unless such transactions are fair and reasonable, under the circumstances, to the Fund's shareholders. Circumstances that may indicate that such transactions are fair or reasonable include the frequency of such transactions, the selection process and the commissions payable in connection with such transactions.

     A substantial portion of the transactions in equity securities for each Fund will occur on domestic stock exchanges. Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. Over-the-counter transactions will generally be placed directly with a principal market maker, although the Fund may place an over-the-counter order with a broker-dealer if a better price (including commission) and execution are available.

         It is anticipated that most purchase and sale transactions involving fixed income securities will be with the issuer or an underwriter or with major dealers in such securities acting as principals. Such transactions are normally on a net basis and generally do not involve payment of brokerage commissions. However, the cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriter. Purchases or sales from dealers will normally reflect the spread between bid and ask prices.

     In selecting firms to effect securities transactions, the primary consideration of each Fund shall be prompt execution at the most favorable price. A Fund will also consider such factors as the price of the securities and the size and difficulty of execution of the order. If these objectives may be met with more than one firm, the Fund will also consider the availability of statistical and investment data and economic facts and opinions helpful to the Fund. To the extent that receipt of these services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.

     Under Section 11(a) of the Securities Exchange Act of 1934, as amended, and the rules adopted thereunder by the SEC, Lieber may be compensated for effecting transactions in portfolio securities for a Fund on a national securities exchange provided the conditions of the rules are met. Each Fund advised by Evergreen Asset has entered into an agreement with Lieber authorizing Lieber to retain compensation for brokerage services. In accordance with such agreement, it is contemplated that Lieber, a member of the New York and American Stock Exchanges, will, to the extent practicable, provide brokerage services to the Fund with respect to substantially all securities transactions effected on the New York and American Stock Exchanges. In such transactions, a Fund will seek the best execution at the most favorable price while paying a commission rate no higher than that offered to other clients of Lieber or that which can be reasonably expected to be offered by an unaffiliated broker-dealer having comparable execution capability in a similar transaction. However, no Fund will engage in transactions in which Lieber would be a principal. While no Fund contemplates any ongoing arrangements with other brokerage firms, brokerage business may be given from time to time to other firms. In addition, the Trustees have adopted procedures pursuant to Rule 17e-1 under the 1940 Act to ensure that all brokerage transactions with Lieber, as an affiliated broker-dealer, are fair and reasonable.

     Any profits from brokerage commissions accruing to Lieber as a result of portfolio transactions for the Fund will accrue to FUNB and to its ultimate parent, First Union. The Investment Advisory Agreements does not provide for a reduction of the Adviser's fee with respect to any Fund by the amount of any profits earned by Lieber from brokerage commissions generated by portfolio transactions of the Fund.

                           ADDITIONAL TAX INFORMATION
(See also "Sale and Redemption of Shares - Tax Status" in the Funds'Prospectus)

         It is the policy of each Fund of the Trust to meet the requirements necessary to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following such policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject.


     In order to qualify as a regulated investment company, each Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, (2) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures, forward contracts, and certain foreign currencies (or options, futures, or forward contracts on foreign currencies) held for less than three months, and (3) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Fund's assets is represented by cash or cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses. These requirements may restrict the degree to which a Fund may engage in short-term trading and limit the range of the Fund's investments. If a Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its income distributed to shareholders, provided the Fund distributes during its taxable year at least (a) 90% of its taxable net investment income (generally, dividends, interest, certain other income, and the excess, if any, of net short-term capital gain over net long-term loss), and (b) 90% of the excess of
(i) its tax-exempt interest income less (ii) certain deductions attributable to that income. Each Fund intends to make sufficient distributions to shareholders to meet this requirement. For a discussion of the tax consequences of variable annuity contracts, refer to the prospectus of the variable annuity or variable life insurance contracts offered by the Participating Insurance Company. Variable annuity contracts purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends, and capital appreciation without current federal income tax liability for the owner. Depending on the variable annuity contract, distributions from the contract may be subject to ordinary income tax and, in addition, on distributions before age 59-1/2, a 10% penalty tax. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisers for a more complete discussion of possible tax consequences in a particular situation.


     The Code imposes a non-deductible excise tax on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined) for the calendar year plus 98% of their capital gain net income (as defined) for the 1-year period ending on October31 of such calendar year. The balance, if any, of such income must be distributed during the next calendar year. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year were less than the required amount, a particular Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance and variable annuity contracts ("variable insurance contracts") held in the Funds. The Code provides that a variable insurance contract shall not be treated as an annuity contract or life insurance contract for the current or any prior period for which the investments are not, in accordance with regulations prescribed by the U.S. Treasury Department, adequately diversified. Disqualification of the variable insurance contract as an annuity contract or life insurance contract would result in immediate imposition of federal income tax on variable insurance contract owners with respect to earnings allocable to the contract (including, upon disqualification, accumulated earnings), while the liability would generally arise prior to the receipt of payments under the contract. Section 817(h)(2) of the Code is a safe harbor provision which provides that variable insurance contracts meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consists of cash, cash items, U.S. government securities and securities of other regulated investment companies. The U.S. Treasury Department has issued Regulations (Treas. Reg. 1.817-5), that establish diversification requirements for the investment portfolios underlying variable insurance contracts. The Regulations amplify the diversification requirements for variable annuity contracts set forth in Section 817(h) of the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment;
(2) no more than 70% of such value is represented by any two investments; (3) no more than 80% of such value is represented by any three investments; and (4) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment. The Regulations provide that, in the case of a regulated investment company whose shares are available to the public only through variable insurance contracts which meet certain other requirements, the diversification tests are applied by reference to the underlying assets owned by the regulated investment company rather than by reference to the shares of the regulated investment company owned under the annuity contract. Each Fund intends to meet the reguirements for application df the diversification tests on this look-through basis. The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable insurance contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer.

     Each Fund will be managed in such a manner as to comply with the diversification requirements. It is possible that in order to comply with the diversification requirements, less desirable investment decisions may be made which would affect the investment performance of such Fund.

                                 NET ASSET VALUE

     The following information supplements that set forth in the Fund's Prospectus under the the Section entitled "Sale and Redemption of Shares".

     On each Fund business day on which a purchase or redemption order is received by a Fund and trading in the types of securities in which a Fund invests might materially affect the value of Fund shares, the per share net asset value of each such Fund is computed in accordance with the Declaration of Trust and By-Laws governing each Fund as of the next close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any weekday, exclusive of national holidays on which the Exchange is closed and Good Friday. For each Fund, securities for which the primary market is on a domestic or foreign exchange and over-the-counter securities admitted to trading on the NASDAQ National List are valued at the last quoted sale or, if no sale, at the mean of closing bid and asked prices and portfolio bonds are presently valued by a recognized pricing service when such prices are believed to reflect the fair value of the security. Over-the-counter securities not included in the NASDAQ National List for which market quotations are readily available are valued at a price quoted by one or more brokers. If accurate quotations are not available, securities will be valued at fair value determined in good faith by the Board of Trustees.

         To the extent that any Fund invests in non-U.S. dollar denominated securities, the value of all assets and liabilities will be translated into United States dollars at the mean between the buying and selling rates of the currency in which such a security is denominated against United States dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Fund. The Trustees will monitor, on an ongoing basis, a Fund's method of valuation. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York. In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which the Fund's net asset value is not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange will not be reflected in a Fund's calculation of net asset value unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made. Securities transactions are accounted for on the trade date, the date the order to buy or sell is executed. Dividend income and other distributions are recorded on the ex-dividend date, except certain dividends and distributions from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date.

                   ADDITIONAL SALE AND REDEMPTION INFORMATION

     Shares of the Trust are sold continuously to VA and VLI accounts of Participating Insurance Companies and to qualified pension and retirement plans. The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when (1) trading on the Exchange is restricted by applicable rules and regulations of the SEC, (2) the Exchange is closed for other than customary weekend and holiday closings, (3) the SEC has by order permitted such suspension, or (4) an emergency exists as determined by the SEC.

     The Trust may redeem shares involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act.

                               GLASS STEAGALL ACT

     The Glass-Steagall Act and other banking laws and regulations presently prohibit banks or non-bank affiliates of member banks of the Federal Reserve System from sponsoring, organizing or controlling or acting as the principal underwriter of the shares of a registered, open-end investment company continuously engaged in the issuance of its shares. Further, they prohibit banks from issuing, underwriting, or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, administrator, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer. The Adviser is subject to and in compliance with such banking laws and regulations. Changes in federal statutes and regulations relating to the permissible activities of banks, as well as further judicial or administrative decisions or interpretations of such statutes and regulations, could prevent the Adviser from continuing to perform such services for the Trust. If the Adviser was prohibited from acting as investment advisers to the Funds, it is expected that the Trustees would recommend to the shareholders that they approve a new investment adviser selected by the Trustees. It is not expected that the shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to the Adviser is found) as a result of any of these occurrences.

                       GENERAL INFORMATION ABOUT THE FUNDS
            (See also "General Information" in the Funds' Prospectus)

Custodian and Transfer Agent

     Cash and securities owned by the Funds of the Trust are held by State Street Bank and Trust Company, Box 9021, Boston, Massachusetts 02205-9827 ("State Street" or the "Custodian") pursuant to a Custodian Agreement with the Trust (the "Custodian Agreement"), Under the Custodian Agreement, State Street
(1) maintains a separate account or accounts in the name of each Fund; (2) makes receipts and disbursements of money on behalf of each Fund; (3) collects and receives all income and other payments and distributions on account of the Funds' portfolio securities; (4) responds to correspondence from security brokers and others relating to its duties; and (5) makes periodic reports to the Trustees concerning the Trust's operations. State Street may, at its own expense, open and maintain a sub-custody account or accounts on behalf of the Trust, provided that State Street shall remain liable for the performance of all of its duties under the Custodian Agreement. Rules adopted under the 1940 Act permit the Trust to maintain its securities and cash in the custody of certain eligible banks and securities depositories. Boston Financial Data Services, Inc. ("BFDS"), One Heritage Drive, North Quincy, Massachusetts, a subsidiary of State Street, serves as transfer agent and dividend disbursing agent for each Fund pursuant to a transfer agency agreement with the Trust (the "Transfer Agency Agreement. Under the Transfer Agency Agreement, BFDS has agreed (1) to issue and redeem shares of the Trust; (2) to address and mail all communications by the Trust to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy material for its meetings of shareholders; (3) to respond to correspondence or inquiries by shareholders and others relating to its duties; (4) to maintain shareholder accounts and certain sub-accounts; and
(5) to make periodic reports to the Trustees concerning the Trust's operations.

Capitalization and Organization

     The Trust is a Massachusetts business trust organized in 1994. The Trust is governed by a board of trustees. References to the "Board of Trustees" or "Trustees" in this Statement of Additional Information refer to the Trustees of the Trust. Each Fund may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Shares of these Funds are fully paid, nonassessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionally the same rights, including voting rights, as are provided for a full share.

         Under the Trust's Declaration of Trust, each Trustee will continue in office until the termination of the Fund or his or her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee upon a vote of two-thirds of the outstanding shares of beneficial interest of the Trust. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. As a result, normally no annual or regular meetings of shareholders will be held, unless otherwise required by the Declaration of Trust of each Trust or the 1940 Act.

     Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and in such event the holders of the remaining shares so voting will not be able to elect any Trustees. The Trustees are authorized to reclassify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, in the future, for reasons such as the desire to establish one or more additional portfolios of the Trust with different investment objectives, policies or restrictions, additional series of shares may be created by one or more Funds. Any issuance of shares of another series or class would be governed by the 1940 Act and the law of the State of Massachusetts. If shares of another series of the Trust were issued in connection with the creation of additional investment portfolios, each share of the newly created portfolio would normally be entitled to one vote for all purposes. Generally, shares of all portfolios would vote as a single series on matters, such as the election of Trustees, that affected all portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Investment Advisory Agreement and changes in investment policy, shares of each portfolio would vote separately.

     In addition any Fund may, in the future, create additional classes of shares which represent an interest in the same investment portfolio. Except for the different distribution related an other specific costs borne by such additional classes, they will have the same voting and other rights described for the existing classes of each Fund.

     Procedures for calling a shareholders' meeting for the removal of the Trustees of each Trust, similar to those set forth in Section 16(c) of the 1940 Act will be available to shareholders of each Fund. The rights of the holders of shares of a series of a Fund may not be modified except by the vote of a majority of the outstanding shares of such series.

     An order has been received from the SEC permitting the issuance and sale of multiple classes of shares representing interests in each Fund. In the event a Fund were to issue additional classes of shares other than that described herein, no further relief from the SEC would be required.

                             PERFORMANCE INFORMATION

     From time to time a Fund may advertise its "total return." Computed separately for each class, the Fund's "total return" is its average annual compounded total return for recent one, five, and ten-year periods (or the period since the Fund's inception). The Fund's total return for such a period is computed by finding, through the use of a formula prescribed by the SEC, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of such investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid and the maximum sales charge applicable to purchases of Fund shares is assumed to have been paid.

Yield Calculations

     From time to time, a Fund may quote its yield in advertisements or in reports or other communications to shareholders. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields are computed by dividing the Fund's interest income (as defined in the SEC yield formula) for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result
(assuming compounding of income) in order to arrive at an annual percentage rate. The formula for calculating yield is as follows:

                           YIELD = 2[(a-b+1)6-1]
                                      cd

Where    a = Interest earned during the period
         b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends d = The maximum offering price per share on the last day of the period


     Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds.

     Gains and losses generally are excluded from the calculation. Income calculated for purposes of determining a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yields quoted for a Fund may differ from the rate of distributions a Fund paid over the same period, or the net investment income reported in a Fund's financial statements.

         Yield information is useful in reviewing a Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Funds'
investment portfolios, portfolio maturity, operating expenses and market conditions.

     It should be recognized that in periods of declining interest rates the yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

Non-Standardized Performance

         In addition to the performance information described above, a Fund may provide total return information for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

     From time to time, a Fund may quote its performance in advertising and other types of literature as compared to the performance of the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, Russell 2000 Index, or any other commonly quoted index of common stock prices. The Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average and the Russell 2000 Index are unmanaged indices of selected common stock prices. A Fund's performance may also be compared to those of other mutual funds having similar objectives. This comparative performance would be expressed as a ranking prepared by Lipper Analytical Services, Inc. or similar independent services monitoring mutual fund performance. A Fund's performance will be calculated by assuming, to the extent applicable, reinvestment of all capital gains distributions and income dividends paid. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

Additional Information

     Any shareholder inquiries may be directed to the shareholder's broker or to the Adviser at the address or telephone number shown on the front cover of this Statement of Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Trusts with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.


Independent Accountants

     KPMG Peat Marwick LLP, One Mellon Bank Center, Pittsburgh, Pennsylvania 15219, serves as the independent public accountants ot the Trust.

Legal Counsel

     The law firm of Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036 is counsel to the Trust.



                             FINANCIAL STATEMENTS

     The initial audited balance sheet and Report of Independent Auditors of the Trust is set forth below.

                         EVERGREEN VARIABLE TRUST
                    STATEMENT OF ASSETS AND LIABILITIES
                           January 24, 1996


Assets:
                                                     Evergreen VA   Evergreen VA
                                        Evergreen    Growth and     Foundation
                                         VA Fund     Income Fund    Fund
   Cash                                 $  33,333      33,333       33,334
   Deferred organizational expenses        21,667      21,667       21,666
        Total assets                       55,000      55,000       55,000

Liabilities:

     Organizational expenses payable       21,667      21,667       21,666

Net assets:
     Paid-in Capital                       33,333      33,333       33,334

     Net assets                         $  33,333      33,333       33,334


Net asset value per share (3,333, 3,333
 and 3,334 shares of beneficial interest
 issued and outstanding, respectively)     $10.00      $10.00       $10.00

See accompanying notes to financial statements.

                        EVERGREEN VARIABLE TRUST
                      NOTES TO FINANCIAL STATEMENTS
                             January 24, 1996

Note 1 - Organization

     Evergreen Variable Trust (the "Trust") is a newly organized Massachusetts business trust with three separate investment series,Evergreen VA Fund "Evergreen"), Evergreen VA Growth and Income Fund ("Growth and Income") and Evergreen VA Foundation Fund("Foundation"), collectively known as the "Funds". The Trust is registered under the Investment Company Act of 1940, as amended (the"Act"), as an open-end, diversified management investment company. The Funds have had no operations other than the sale of 3,333, 3,333 and 3,334 shares of beneficial interest of Evergreen, Growth and Income and Foundation, respectively, to Nationwide Variable Account-6.

Note 2 - Investment Advisory and Administration Agreements

     Each Fund has agreed to enter into an investment advisory agreement with Evergreen Asset Management Corp. ("Evergreen Asset"), a wholly owned subsidiary of First Union Bank of North Carolina ("First Union"), pursuant to which Evergreen Asset will manage each Fund's investments. In consideration of Evergreen Asset performing its obligations, Evergreen and Growth and Income will pay to Evergreen Asset an investment advisory fee accrued daily and payable monthly, at an annual rate of .95 of 1% of their daily net assets. Foundation will pay an investment advisory fee of .825 of 1% of its daily net assets.

     Each Fund has agreed to enter into an administrative services agreement with Evergreen Asset to provide administrative services and to supervise each Fund's daily business affairs. Each Fund will pay Evergreen Asset an administration fee accrued daily and payable monthly, at a rate based on the average daily net assets of all of the Funds administered by Evergreen Asset for which either Evergreen Asset or First Union serves as investment adviser. The fee is calculated daily and payable monthly at the following annual rates: .050% on the first $7 billion, .035% on the next $3 billion, .030% on the next $5 billion, .020% on the next $10 billion, .015% on the next $5 billion, .010% on assets in excess of $30 billion. As of January 24, 1996, the net assets for which either Evergreen Asset or First Union served as investment adviser totaled approximately $13.7 billion.

     Furman Selz LLC, will serve as sub-administrator and will pay the cost of compensation of the officers of the Funds. Each Fund will pay Furman Selz LLC a fee based on the average daily net assets of all of the Funds administered by Evergreen Asset for which either Evergreen Asset or First Union serves as investment adviser. The fee is calculated daily and payable monthly at the following annual rates: .010% on the first $7 billion, .0075% on the next $3 billion, .005% on the next $15 billion, .004% on assets in excess of $25 billion.

                         EVERGREEN VARIABLE TRUST
                       NOTES TO FINANCIAL STATEMENTS
                             January 24, 1996

Note 3 - Organizational Costs

     First Union has agreed to advance all of the costs incurred and to be incurred in connection with the organization and initial registration of the Funds and the Funds have agreed to reimburse First Union for such costs. These costs have been deferred and will be amortized by each Fund over a period of benefit not to exceed 60 months from the date each Fund commences operations.

  KPMG PEAT MARWICK LLP

  0ne Mellon Bank Center     Telephone 412391 9710           Telefax 412391 9963
  Pittsburgh. PA 15219       Telex 7106642199 PMM & CO PGM


                              Independent Auditors' Report


The Board of Trustees and Shareholders
Evergreen Variable Trust:

     We have audited the accompanying statement of assets and liabilities of the Evegreen Variable Trust (comprising, respectively, the Evergreen VA Fund, the Evergreen VA Growth and Income Fund and the Evergreen VA Foundation Fund) as of January 24, 1996. This statement of assets and liabilities is the responsibility of the Funds' management. Our responsibility is to express an opinion on the statement of assets and liabilities based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit of a statement of assets and liabilities includes examining on a test basis, evidence supporting the amounts and disclosures in that statement of assets and liabilities. An audit of a statement of assets and liabilities also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

     In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of each of thc Funds constituting the Evergreen Variable Trust, as of January 24, 1996, in conformity with generally accepted accounting principles.


                                         /s/KPMG PEAT MARWICK LLP

Pittsburgh. Pennsylvania
Janutry 26, 1996

                  APPENDIX A - NOTE, BOND AND COMMERCIAL PAPER RATINGS NOTE RATINGS

         Moody's Investors Service, Inc.: MIG-1 -- the best quality. MIG-2 -- high quality, with margins of protection ample though not so large as in the preceding group. MIG-3 -- favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

     Standard & Poor's Ratings Group, Inc.: SP-1 -- Very strong or strong capacity to pay principal and interest. SP-2 -- Satisfactory capacity to pay principal and interest.


BOND RATINGS

     Moody's Investors Service, Inc.: Aaa -- judged to be the best quality, carry the smallest degree of investment risk; Aa -- judged to be of high quality by all standards; A -- possess many favorable investment attributes and are to be considered as higher medium grade obligations; Baa -- considered as medium grade obligations which are neither highly protected nor poorly secured. Moody's Investors Service also applies numerical indicators, 1, 2 and 3, to rating categories Aa through Baa. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

         Standard & Poor's Ratings Group: AAA -- highest grade obligations, possesses the ultimate degree of protection as to principal and interest; AA -- also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree; A -- regarded as upper medium grade, have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions, interest and principal are regarded as safe; BBB -- regarded as having adequate capacity to pay interest and repay principal but are more susceptible than higher rated obligations to the adverse effects of changes in economic and trade conditions. Standard & Poor's Ratings Group applies indicators "+", no character, and "-" to the above rating categories AA through BBB. The indicators show relative standing within the major rating categories.

     Duff & Phelps, Inc.: AAA - highest credit quality, with negligible risk factors; AA -- high credit quality, with strong protection factors and modest risk, which may vary very slightly from time to time because of economic conditions; A -- average credit quality with adequate protection factors, but with greater and more variable risk factors in periods of economic stress. The indicators "+" and "-" to the AA and A categories indicate the relative position of a credit within those rating categories.

     Fitch Investors Service, Inc.: AAA -- highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA -- very high credit quality, with a very strong ability to pay interest and repay principal; A -- high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions; and BBB -- satisfactory credit quality with adequate ability with regard to interest and principal, and likely to be affected by adverse changes in economic conditions and circumstances. The indicators "+" and "-" to the AA, A and BBB categories indicate the relative position of a credit within those rating categories.

COMMERCIAL PAPER RATINGS

         Moody's Investors Service, Inc.: Commercial paper rated "Prime" carries the smallest degree of investment risk. The modifiers 1, 2 and 3 are used to denote relative strength within this highest classification.

         Standard & Poor's Ratings Group: "A" is the highest commercial paper rating category utilized by Standard & Poor's Ratings Group which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its "A" classification.

     Duff & Phelps, Inc.: Duff 1 is the highest commercial paper rating category utilized by Duff & Phelps which uses + or - to denote relative strength within this classification. Duff 2 represents good certainty of timely payment, with minimal risk factors. Duff 3 represents satisfactory protection factors, with risk factors larger and subject to more variation.

     Fitch Investors Service, Inc.: F-1+ -- denotes exceptionally strong credit quality given to issues regarded as having strongest degree of assurance for timely payment; F-1 -- very strong credit quality, with only slightly less degree of assurance for timely payment than F-1+; F-2 -- good credit quality, carrying a satisfactory degree of assurance for timely payment.

*******************************************************************************


                                   PART C

                             OTHER INFORMATION

item 24. Financial Statement and Exhibits

         (a)Financial Statements

                  Balance Sheet of Evergreen VA Fund,
                  Evergreen VA Growth and Income Fund
                  and the Evergreen VA Foundation  Fund
                  dated January 26, 1996

                  Notes to Financial Statement

                  Report of Independent Auditors

         (b) Exhibits


            (1)   Registrant's  Declaration  of Trust Dated June 28, 1994*
            (1.1) Amendment to Declaration of Trust Dated January 10, 1995 (1.2) Amendment to Declaration of Trust Dated July 7, 1995
            (2)   Registrant's Bylaws Dated June 28, 1994*
            (3)   None
            (4)   None
            (5.1) Form of Investment Advisory Agreement to be between
                     Registrant and Evergreen Asset Management Corp.
            (5.2) Sub-Investment Advisory Agreement between Evergreen Asset
                     Management Corp. and Lieber & Company.
            (5)   None
            (6.1) Form of Fund Participation Agreement between Registrant and
                     Nationwide Life Insurance Company
            (6.2) Form of Fund Participation Agreement between Registrant and
                     Great American Reserve  Insurance  Company
            (7)   None
            (8)   Form of Custodian Agreement
            (9.1) Form of Transfer and Dividend Disbursing Agent Agreement to be
                     between Registrant and Boston Financial Data Services, Inc.
            (9.2) Form of Administrative Services Agreement between
                     Registrant and Evergreen Asset Management Corp.
            (9.3) Form of Sub-Administrative Services Agreement between
                     Registrant and Evergreen Asset Management Corp.
            (10)  Opinion of James P. Wallin, Esq., counsel for Registrant
            (11)  Consent of KPMG Peat Marwick LLP, Independent Accountants
            (12)  None
            (13)  None
            (14)  None
            (15)  None
            (16)  None
            (17)  None


---------------
* Previously filed as an Exhibit to Registrant's Registraion Statement on Form N-1A.

Item 25. Persons Controlled by or under Common Control with Registrant

     After commencement of the public offering of the Registrant's shares, the Registrant expects that no person will be directly or indirectly controlled by or under common control with the Registrant. On the effective date hereof, it is expected that Nationwide Life Insurance Company will hold all the outstanding shares of the Registrant.

Item 26. Number of Holders of Securities

         Evergreen VA Fund                        1

         Evergreen VA Growth and Income Fund      1

         Evergreen VA Foundation  Fund            1

Item 27. Indemnification

         Limitation of Liability and Indemnification provisions for Trustees, Shareholders, officers, employees and agents of Registrant are set forth in
Article V, Sections 5.1 through 5.3 of the Declaration of Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person other than the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee or agent, as such, of the Trust is made a party to any suit or proceeding to enforce any such liability, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnity and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The rights accruing to a Shareholder under Section 5.1 of the Declaration of Trust shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

         No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.

(a) Subject to the exceptions and limitations contained in paragraph (b) below:

         (i) every person who is or has been a Trustee or officer of the Trust shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof:

         (ii) the words "claim," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Trustee or officer:

         (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

         (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust:

     (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraphs (b) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been either a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination. based upon a review of readily available facts (as opposed to a full trial-type inquiry) that he did not engage in such conduct:

         (A) by vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

         (B) by written opinion of independent legal counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a Person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which personnel other than Trustees and officers may be entitled by contract or otherwise under law.

(d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of Section 5.3 of the Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behaif of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under Section 5.3 of the Declaration of Trust, provided that either:

(i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or an independent legal counsel in a written opinion, shall determine. based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

         As used in Section 5.3 of the Declaration of Trust, a "Disinterested Trustee" is one (i) who is not an "interested person" by any rule, regulation or order of the Commission, and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending. See Item 24(b)(1) (Exhibit 1) above. whose terms and conditions as summarized herein are hereby incorporated by reference.

     Limitation of liability provisions for the Adviser are set forth in the Investment Advisory Agreement. The Adviser shall not be liable for any instructions, action or failure to act, or for any loss sustained by reason of the adoption of any investment policy or the purchase, sale or retention of any security on the recommendation of the Adviser, whether or not such recommendation shall have been based upon its own investigation and research made by any other individual, firm or corporation, if such recommendation shall have been made, and such other individual, firm or corporation shall have been selected, with due care and in good faith; but nothing herein contained shall be construed to protect the Adviser against any liability to the Trust or its security holders by reason of willful misfeasance. bad faith or gross negligence in the penformance of its duties or by reason of its reckless disregard of its obligations and duties under the Investment Advisory Agreement.

     Registrant undertakes that it will comply with the indemnification provisions of its Declaration of Trust, Investment Advisory Agreement, and any other agreement to which the Registrant is a party containing indemnification provisions in accordance with the provisions of Investment Company Act of 1940 Release No.11330, as modified from time to time.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Registrant's Bylaws. or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered. the Reg- istrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business or Other Connections of Investment Adviser

     (a) For a description of the other business of the investment adviser, see the section entitled "Management of the Funds-Investment Adviser" in Part A.

     Evergreen Asset Management Corp., the Registrant's investment adviser, and Lieber and Company, the Registrant's sub-adviser also act as such to the Evergreen Trust, The Evergreen Total Return Fund, The Evergreen Limited Market Fund, Inc., Evergreen Growth and Income Fund, The Evergreen Money Market Trust, The Evergreen American Retirement Trust, The Evergreen Municipal Trust and Evergreen Equity Trust, all registered investment companies. Stephen A. Lieber, Theodore J. Israel, Jr., Nola Maddox Falcone, George R. Gaspari and Joseph J. McBrien, officers of the Adviser and Lieber and Company, were, prior to June 30, 1994 officers and/or directors or trustees of the Registrant and the other funds for which the Adviser acts as investment adviser. Evergreen Asset Management Corp. and Lieber and Company are wholly-owned subsidiaries of First Union National Bank Of North Carolina.

     The Trustees and principal executive officers of First Union National Bank of North Carolina, parent of the Registrants's investment adviser and sub-adviser, and the Directors of First Union National Bank of North Carolina, are set forth in the following tables:


               FIRST UNION NATIONAL BANK OF NORTH CAROLINA
                           BOARD OF DIRECTORS

       Ben Mayo Boddie                    Raymond A. Bryan, Jr.
       Chairman & CEO                     Chairman & CEO
        Boddie-Noell Enterprises, Inc.    T.A. Loving Company
       P.O. Box 1908                      P.O. Drawer 919
       Rocky Mount, NC 27802              Goldsboro, NC 27530

       John F.A.V. Cecil                  John W. Copeland
       President                          President
       Biltmore Dairy Farms, Inc.         Ruddick Corporation
       P.O. Box 5355                      2000 Two First Union Center
       Asheville, NC 28813                Charlotte, NC 28282

       John Crosland, Jr.                 J. William Disher
       Chairman of the Board              Chairman & President
       The Crosland Group, Inc.           Lance Incorporated
       135 Scaleybark Road                P.O. Box 32368
       Charlotte, NC  28209               Charlotte, NC 28232

       Frank H. Dunn                      Malcolm E. Everett, III
       Chairman and CEO                   President
       First Union National Bank          First Union National Bank
         of North Carolina                 of North Carolina
       One First Union Center             310 S. Tryon Street
       Charlotte, NC 28288-0006           Charlotte, NC 28288-0156

       James F. Goodmon                   Shelton Gorelick
       President & Chief                  President
         Executive Officer                SGIC, Inc.
       Capitol Broadcasting               741 Kenilworth Ave., Suite 200
         Company, Inc.                    Charlotte, NC 28204
       2619 Western Blvd.
       Raleigh, NC  27605

       Charles L. Grace                   James E. S. Hynes
       President                          Chairman
       Cummins Atlantic, Inc.             Hynes Sales Company, Inc.
       P.O. Box 240729                    P.O. Box 220948
       Charlotte, NC  28224-0729          Charlotte, NC  28222

       Daniel W. Mathis                   Earl N. Phillips, Jr.
       Vice Chairman                      President
       First Union National Bank          First Factors Corporation
         of North Carolina                P.O. Box 2730
       One First Union Center             High Point, NC  27261
       Charlotte, NC  28288-0009

       J. Gregory Poole, Jr.              John P. Rostan, III
       Chairman & President               Senior Vice President
       Gregory Poole Equipment Company    Waldensian Bakeries, Inc.
       P.O. Box 469                       P.O. Box 220
       Raleigh, NC  27602                 Valdese, NC  28690

       Nelson Schwab, III                 Charles M. Shelton, Sr.
       Chairman & CEO                     Chairman & CEO
       Paramount Parks                     The Shelton Companies, Inc
       8720 Red Oak Boulevard, Suite 315  3600 One First Union Center
       Charlotte, NC  28217               Charlotte, NC  28202

       George Shinn                       Harley F. Shuford, Jr.
       Owner and Chairman                 President and CEO
       Shinn Enterprises, Inc.            Shuford Industries
       One Hive Drive                     P.O. Box 608
       Charlotte, NC  28217               Hickory, NC  28603

                   FIRST UNION NATIONAL BANK OF NORTH CAROLINA
                               EXECUTIVE OFFICERS

            James Maynor, President, First Union Mortgage Corporation; Austin
            A. Adams, Executive Vice President; Howard L. Arthur, Senior Vice President; Robert T. Atwood, Executive Vice President and Chief Financial Officer; Marion A. Cowell, Jr., Executive Vice President, Secretary and General Counsel; Edward E. Crutchfield, Jr., Chairman, CEO, First Union Corporation; Frank H. Dunn, Jr., Chairman and CEO; Malcolm E. Everett, III, President; John R. Georgius, President, First Union Corporation; James Hatch, Senior Vice President and Corporate Controller; Don R. Johnson, Executive Vice President; Mark Mahoney, Senior Vice President; Barbara K. Massa, Senior Vice President; Daniel W. Mathis, Vice Chairman; H. Burt Melton, Executive Vice President; Malcolm T. Murray, Jr., Executive Vice President; Alvin T. Sale, Executive Vice President; Louis A. Schmitt, Jr., Executive Vice President; Ken Stancliff, Senior Vice President and Corporate Treasurer; Richard K. Wagoner, Executive Vice President and General Fund

            Offices.

            All of the Executive Officers are located at the following address: First Union National Bank of North Carolina, One First Union Center, Charlotte, NC 28288.

Item 29. Principal Underwriter

            Not applicable.

Item 30. Location of Accounts and Records

         Accounts,  books and  other  documents  required  to be  maintained  by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant's Custodian, State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171 or the offices of Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577.


Item 31.  Management Services

         All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 32.  Undertakings

     Registrant undertakes to tile a post-effective amendment to this Registration Statement within four to six months of the effective date of this Registration Statement which will contain financial statements (which need not be certified) as of and tor the time period reasonably close or as soon as practicable to the date of such post-effective amendment.

     Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders upon request and without charge.

     Registrant undertakes to call a meeting of shareholders, at the request of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                     NOTICE


     A copy of the Agreement and Declaration of Trust for the Evergreen Variable Trust is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                            SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, on the 26th day of January, 1996.

                                 EVERGREEN VARIABLE TRUST (Registrant)


                                 By: /s/ David E. Simaitis
                                   ------------------------------
                                          David E. Simaitis,
                                          Secretary and Trustee

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                         Title                      Date
-----------                        -----                      ----


-------------------------------     President and             January 26, 1996
Mark B. Koogler                     Trustee


/s/James P Laird
-------------------------------     Vice President and        January 26, 1996
James P Laird                       Treasurer


/s/David E. Simaitis
-------------------------------      Secretary  and           January 26, 1996
David E. Simaitis                    Trustee

/s/ Steven R. Savini
-------------------------------      Trustee                  January 26, 1996
Steven R. Savini


                                  EXHIBIT INDEX




Sequentially
Numbered
Name                                                             Exhibit
Page


      Amendment to Declaration  of Trust Dated January 10, 1995           (1.1)

      Amendment to Declaration  of Trust Dated July 7, 1995               (1.2)

      Form of Investment Advisory Agreement to be between                 (5.1)
         Registrant and Evergreen Asset Management Corp.

      Sub-Investment Advisory Agreement between Evergreen Asset           (5.2)
         Management Corp. and Lieber & Company.

      Form of Fund Participation Agreement between Registrant and         (6.1)
         Nationwide Life Insurance Company

      Form of Fund Participation Agreement between Registrant and         (6.2)
         Great American Reserve  Insurance  Company

      Form of Custodian Agreement                                         (8)

      Form of Transfer and Dividend Disbursing Agent Agreement to be      (9.1)
         between Registrant and Boston Financial Data Services, Inc.

      Form of Administrative Services Agreement between                   (9.2)
         Registrant and Evergreen Asset Management Corp.

      Form of Sub-Administrative Services Agreement between               (9.3)
         Registrant and Evergreen Asset Management Corp.

      Opinion of James P. Wallin, Esq., counsel for Registrant            (10)

      Consent of KPMG Peat Marwick LLP, Independent Accountants           (11)